Cover Page	12 Months Ended
Dec. 31, 2021
Entity Information [Line Items]
Document Type	S-1
Entity Registrant Name	OppFi Inc.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	85-1648122
Entity Address, Address Line One	130 E. Randolph Street
Entity Address, Address Line Two	Suite 3400
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60601
Local Phone Number	212-8079
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Documents Incorporated by Reference
Amendment Flag	false
Entity Central Index Key	0001818502
Entity Filer Category	Accelerated Filer
Entity Primary SIC Number	6199
City Area Code	312